Income Taxes (Details) - Schedule of Net Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Deferred Income Tax [Abstract]
Deferred income tax assets	$ 419	$ 262
Deferred income tax liabilities	(476)	(484)
Net deferred income tax liabilities	$ (57)	$ (222)